Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes - Sources of Income (Loss) Before Taxes and Equity in Income (Loss) of Unconsolidated Subsidiaries and Affiliates

The sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates for the years ended December 31, 2016, 2015, and 2014 are as follows:

	2016	2015	2014
	(in millions)
Parent country source	$(73)	$11	$(12)
Foreign sources	64	556	1,101
Income (loss) before taxes and equity in income of unconsolidated subsidiaries and affiliates	$(9)	$567	$1,089

Income Taxes - Provision for Income Taxes

The provision for income taxes for the years ended December 31, 2016, 2015 and 2014 consisted of the following:

	2016	2015	2014
	(in millions)
Current income taxes	$229	$263	$489
Deferred income taxes	69	97	(22)
Total income tax provision	$298	$360	$467

Income Taxes - Reconciliation of Income Tax Expense

A reconciliation of CNH Industrial’s income tax expense for the years ended December 31, 2016, 2015 and 2014 is as follows:

	2016	2015	2014
	(in millions)
Tax provision at the parent statutory rate	$(2)	$115	$234
Foreign income taxed at different rates	(11)	56	149
Change in valuation allowance	133	111	148
Italian IRAP taxes	22	6	38
Tax contingencies	(2)	26	(60)
Tax credits and incentives	(88)	(43)	(83)
Venezuela remeasurement and impairment charges	16	51	—
Non-deductible EC Settlement	160	—	—
Change in tax rate or law	14	23	—
Withholding taxes	11	8	7
Other	45	7	34
Total income tax provision	$298	$360	$467

Income Taxes - Components of Net deferred Tax Assets

Deferred Income Tax Assets and Liabilities

The components of net deferred tax assets as of December 31, 2016 and 2015 are as follows:

	2016	2015
	(in millions)
Deferred tax assets:
Inventories	$96	$89
Warranty and campaigns	183	156
Allowance for credit losses	180	162
Marketing and sales incentive programs	326	347
Other risk and future charges reserve	216	200
Pension, postretirement and postemployment benefits	553	580
Measurement of derivative financial instruments	36	—
Research and development costs	423	395
Other reserves	359	400
Tax credits and loss carry forwards	767	712
Less: Valuation allowances	(1,490)	(1,361)
Total deferred tax assets	$1,649	$1,680
Deferred tax liabilities:
Property, plant and equipment	481	432
Measurement of derivative financial instruments	—	2
Other	315	330
Total deferred tax liabilities	796	764
Net deferred tax assets	$853	$916

Net deferred tax assets are reflected in the accompanying consolidated balance sheets as of December 31, 2016 and 2015 as follows:

	2016	2015
	(in millions)
Deferred tax assets	$937	$1,250
Deferred tax liabilities	(84)	(334)
Net deferred tax assets	$853	$916

Income Taxes - Reconciliation of Gross Amounts of Tax Contingencies

A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2016	2015
	(in millions)
Balance, beginning of year	$325	$343
Additions based on tax positions related to the current year	30	31
Additions for tax positions of prior years	70	46
Reductions for tax positions of prior years	(65)	(72)
Reductions for tax positions as a result of lapse of statute	(10)	(10)
Settlements	(32)	(13)
Balance, end of year	$318	$325